Warrant Liabilities (Details)	12 Months Ended
	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 shares
Warrant Liabilities
Public warrants expire	5 years
Repurchase of equity percentage	60
Trading days	10 days
Warrants outstanding | shares	26,666,666	0
Series of individually immaterial business acquisitions
Warrant Liabilities
Issue price	$ 9.20
Business combination	$ 9.20
Maximum
Warrant Liabilities
Repurchase of equity percentage	115
Class A common stock equals or exceeds $18.00
Warrant Liabilities
Price per share	$ 18.00
Written notice period for redemption of warrant	30 days
Class A common stock equals or exceeds $18.00 | Minimum
Warrant Liabilities
Trading days	20 days
Class A common stock equals or exceeds $10.00
Warrant Liabilities
Agreements to repurchase interest rate	180.00%
Price per share	$ 10.00
Share price	$ 0.10
Class A common stock equals or exceeds $10.00 | Minimum
Warrant Liabilities
Trading days	30 days
Warrant agreement alternative issuance provision	70.00%
Class A common stock equals or exceeds $10.00 | Maximum
Warrant Liabilities
Trading days	30 days
Class A common stock
Warrant Liabilities
Class A common stock	20 days
Redemption price per share	$ 10.00
Class A common stock | Minimum
Warrant Liabilities
Threshold period for registered holder of the warrant to exercise warrant, following the public disclosure of the consummation of such Business Combination	30 days
Public Warrants
Warrant Liabilities
Warrants outstanding | shares	14,166,666
Public Warrants | Class A common stock equals or exceeds $18.00
Warrant Liabilities
Share price	$ 0.01
Private warrants
Warrant Liabilities
Warrants outstanding | shares	12,500,000
Warrant
Warrant Liabilities
Public warrants exercisable period	30 days
Over-allotment option
Warrant Liabilities
Warrants outstanding | shares	266,666